SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

On January 17, 2024, the Company executed a convertible promissory note for $250,000 with Alset Inc, a Texas corporation (“Alset”) and a shareholder of the Company. The promissory note bears a 10% interest per annum and had an origination fee of $20,000 which is payable in cash or convertible into common shares of the Company at the option of Alset. The note and related accrued interest shall be due and payable in full on the earliest of (i) six months from the date of the note; (ii) occurrence of event of default (as defined in the note) or (iii) upon the Company’s successful listing on Nasdaq.

On January 31, 2024, DSSI and Ascend Management executed an agreement whereby the obligations under the HWHH SPA (see Note 14) were deemed fully complied with and that Ascend Management was fully released and discharged from all liabilities, obligations, claims and demands whatsoever arising out of or in connection with the HWHH SPA and in respect of anything done or omitted to be done under or in connection with the HWHH SPA.

NOTE 21 - SUBSEQUENT EVENTS

On April 10, 2023, the Company, on the first part, and Ms. Kimberley McLean, Mr. Brian Christopher Schweda, Jr., Mr. Mark Willodson, Ms. Judy Willodson, and Valentus, Inc. (each, a competitor and/or a former distributor of the Company), on the second part, settled all disputes between the Company and each of such competitor and/or former distributor, and exchanged mutually acceptable releases.

On April 17, 2023, the Company and DSSI entered into a Letter Agreement (the “Second DSSI Letter Agreement”) pursuant to which the parties agreed to settle the interest accrued on the 2022 Note between January 1, 2023, through and including March 31, 2023. In accordance with the Second DSSI Letter Agreement, the Company agreed to issue 28,877,005 shares of the Company’s Common Stock, at a price per share of $0.0187 in lieu of cash payment to satisfy the accrued and unpaid interest between January 1, 2023, through and including March 31, 2023, in the amount of $540,000 owed to DSSI.

On May 4, 2023, DSS and/or DSSI distributed 280,528,500 shares they held of SHRG to DSS, Inc.’s shareholders in connection with the Form S-1 (file no. 333-271184) initially filed with the Securities and Exchange Commission on April 7, 2023, and declared effective on April 25, 2023. As a result of this distribution, DSS and affiliates ceased being a majority shareholder of the Company.